Fair Value Measurements (Details Narrative) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended		21 Months Ended
	Sep. 30, 2025 USD ($) $ / shares Security	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) $ / shares Security	Sep. 30, 2024 USD ($)	Mar. 31, 2025 USD ($) $ / shares Security	Mar. 31, 2024 USD ($)	Sep. 30, 2025 USD ($) $ / shares Security	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative Investment	$ 211,324		$ 211,324		$ 259,113	$ 293,916	$ 211,324
Gain (loss) on investments	(3,162)	$ 8,541	(15,938)	$ 19,569	(6,500)	4,791
Equity securities without readily determinable fair value	$ 26,500		$ 26,500		$ 26,500	26,800	$ 26,500
Number of securities with an upward adjustment | security | Security	1		1		1		1
Equity securities, cumulative upward adjustment	$ 10,800		$ 10,800		$ 10,800		$ 10,800
Equity securities, upward adjustment	0	0	0	0
Loss on impairment of goodwill		$ 298		3,692	$ 3,692	2,354,320	$ 2,400,000
Long-term growth rate					0.030				0.030
Ben Custody [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Gain (loss) on investments
Loss on impairment of goodwill				$ 3,427	$ 3,427	583,323
Reporting unit, amount of fair value in excess of carrying amount					200
Ben Markets [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loss on impairment of goodwill					265	7,175
Reporting unit, amount of fair value in excess of carrying amount					600
Fair Value Measured at Net Asset Value Per Share [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Gain (loss) on investments					$ 6,500	$ 4,800
Yorkville [Member] | Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input | $ / shares	0.95		0.95		0.31		0.95
Yorkville [Member] | Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input | $ / shares	2.63		2.63		2.63		2.63
Yorkville [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.347		0.347		0.901		0.347
Yorkville [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.000		0.000		0.000		0.000
Yorkville [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.034		0.034		0.0370		0.034
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Discount rates		28.00%		28.00%	28.00%	24.80%		28.00%	28.00%	24.80%	24.80%	24.80%
Minimum [Member] | Yorkville [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	1.85		1.85		2.35		1.85
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Discount rates		29.30%		29.30%	29.30%	29.30%		29.30%	29.30%	29.30%	29.30%	29.30%
Maximum [Member] | Yorkville [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	2.12		2.12		2.62		2.12